Summary of principal accounting policies - Accounts receivable, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts receivable, net
Balance at the beginning of year	¥ 12,937	¥ 5,086	¥ 5,986
Provision for doubtful accounts	43,734	7,424	3,435
Write-offs	(3,867)	0	(4,335)
Balance at the end of year	52,804	12,937	5,086
Accounting Standards Update 2016-13
Accounts receivable, net
Adoption of ASC Topic 326	¥ 0	¥ 427	¥ 0